PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Building	$63,416,230	$64,073,055
Leasehold improvement	10,196,222	10,796,498
Computer, network equipment and software	10,039,490	13,141,255
Vehicles	1,002,949	854,070
Office equipment and furniture	1,490,734	1,994,719
Total cost of property and equipment	86,145,625	90,859,597
Less: accumulated depreciation and amortization	(9,419,406)	(14,744,509)
	$76,726,219	$76,115,088

For the years ended February 28, 2011, February 29, 2012 and February 28, 2013, depreciation expenses were $2,790,061, $5,203,847, and $7,023,754, respectively.